Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 25,834.2		$ 24,319.6
Property, Plant and Equipment, Transmission		33,266.9		30,816.3
Property, Plant and Equipment, Distribution		27,138.8		25,457.4
Property, Plant and Equipment, Other		5,971.8		5,844.9
Property, Plant and Equipment, Construction Work in Progress		4,809.7		3,786.8
Accumulated Depreciation		23,682.3		21,920.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		73,339.1		68,304.1
Asset Retirement Obligations (ARO)
Beginning Balance	[1],[2],[3],[4],[5],[6]	2,741.7		2,516.7
Accretion Expense	[1],[2],[3],[4],[5],[6]	111.2		105.0
Liabilities Incurred	[1],[2],[3],[4],[5],[6]	37.4		22.8
Liabilities Settled	[1],[2],[3],[4],[5],[6]	(47.0)		(41.4)
Revisions in Cash Flow Estimates	[1],[2],[3],[4],[5],[6],[7]	100.3		138.6
Ending Balance	[1],[2],[3],[4],[5],[6]	2,943.6		2,741.7		$ 2,516.7
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant		2,000.0		1,930.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		133.7		139.7		148.1
Allowance for Borrowed Funds Used During Construction		63.0		53.8		66.0
Jointly-owned Electric Facilities
Utility Plant in Service		2,626.0		2,589.4
Construction Work in Progress		21.5		16.5
Accumulated Depreciation		1,096.1		947.4
Asset Impairments and Other Related Charges		48.8		11.6		0.0
AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission		6,301.5		5,849.9
Property, Plant and Equipment, Distribution		5,312.8		4,917.2
Property, Plant and Equipment, Other		1,022.8		961.1
Property, Plant and Equipment, Construction Work in Progress		805.2		551.3
Accumulated Depreciation		1,760.7		1,644.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		11,681.6		10,635.4
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3]	4.4		4.6
Accretion Expense	[2],[3]	0.3		0.2
Liabilities Incurred	[2],[3]	0.0		0.0
Liabilities Settled	[2],[3]	(0.2)		(0.4)
Revisions in Cash Flow Estimates	[2],[3],[7]	0.0		0.0
Ending Balance	[2],[3]	4.5		4.4		4.6
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		19.7		21.5		19.4
Allowance for Borrowed Funds Used During Construction		11.5		10.5		12.5
AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission		12,335.4		11,031.0
Property, Plant and Equipment, Other		476.8		451.9
Property, Plant and Equipment, Construction Work in Progress		1,554.7		1,402.2
Accumulated Depreciation		1,027.0		784.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		13,339.9		12,101.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		70.7		67.2		74.0
Allowance for Borrowed Funds Used During Construction		22.4		21.0		25.5
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		6,776.8		6,683.9
Property, Plant and Equipment, Transmission		4,482.8		4,322.4
Property, Plant and Equipment, Distribution		4,933.0		4,683.3
Property, Plant and Equipment, Other		883.3		696.6
Property, Plant and Equipment, Construction Work in Progress		705.3		469.9
Accumulated Depreciation		5,402.0		5,051.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		12,379.2		11,804.3
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3]	404.6		313.1
Accretion Expense	[2],[3]	15.8		13.7
Liabilities Incurred	[2],[3]	3.0		0.0
Liabilities Settled	[2],[3]	(12.7)		(6.9)
Revisions in Cash Flow Estimates	[2],[3],[7]	17.0		84.7
Ending Balance	[2],[3]	427.7		404.6		313.1
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		11.7		15.6		14.6
Allowance for Borrowed Funds Used During Construction		6.5		7.5		7.9
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges		24.9		0.0		0.0
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		5,585.1		5,531.8
Property, Plant and Equipment, Transmission		1,842.2		1,783.1
Property, Plant and Equipment, Distribution		3,024.7		2,800.1
Property, Plant and Equipment, Other		839.3		792.9
Property, Plant and Equipment, Construction Work in Progress		253.0		302.8
Accumulated Depreciation		4,132.8		3,899.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,411.5		7,310.9
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[4]	1,946.3		1,813.8
Accretion Expense	[2],[3],[4]	71.5		72.9
Liabilities Incurred	[2],[3],[4]	3.2		0.3
Liabilities Settled	[2],[3],[4]	(0.6)		(0.1)
Revisions in Cash Flow Estimates	[2],[3],[4],[7]	7.7		59.4
Ending Balance	[2],[3],[4]	2,028.1		1,946.3		1,813.8
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant		2,000.0		1,930.0
Fair Value of Legally Restricted Assets		3,010.0		3,540.0
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		9.8		12.8		11.5
Allowance for Borrowed Funds Used During Construction		5.7		5.1		5.7
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission		3,198.6		2,992.8
Property, Plant and Equipment, Distribution		6,450.3		6,070.6
Property, Plant and Equipment, Other		1,051.4		992.9
Property, Plant and Equipment, Construction Work in Progress		474.3		365.0
Accumulated Depreciation		2,565.3		2,458.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,609.3		7,963.0
Asset Retirement Obligations (ARO)
Beginning Balance	[2]	1.9		1.9
Accretion Expense	[2]	0.2		0.1
Liabilities Incurred	[2]	3.0		0.0
Liabilities Settled	[2]	(0.1)		(0.1)
Revisions in Cash Flow Estimates	[2],[7]	0.0		0.0
Ending Balance	[2]	5.0		1.9		1.9
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		13.9		10.8		12.5
Allowance for Borrowed Funds Used During Construction		6.7		4.7		6.2
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		2,394.8		1,802.4
Property, Plant and Equipment, Transmission		1,164.4		1,107.7
Property, Plant and Equipment, Distribution		3,216.4		3,004.9
Property, Plant and Equipment, Other		469.3		437.0
Property, Plant and Equipment, Construction Work in Progress		219.3		156.0
Accumulated Depreciation		1,837.7		1,705.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,626.5		4,802.8
Asset Retirement Obligations (ARO)
Beginning Balance	[2],[3],[6]	57.6		47.4
Accretion Expense	[2],[3],[6]	4.1		3.3
Liabilities Incurred	[2],[3],[6]	12.8		7.6
Liabilities Settled	[2],[3],[6]	(0.7)		(0.7)
Revisions in Cash Flow Estimates	[2],[3],[6],[7]	1.9		0.0
Ending Balance	[2],[3],[6]	75.7		57.6		47.4
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		1.5		2.4		4.0
Allowance for Borrowed Funds Used During Construction		2.7		0.7		2.0
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		5,476.2		4,734.5
Property, Plant and Equipment, Transmission		2,479.8		2,316.9
Property, Plant and Equipment, Distribution		2,659.6		2,514.3
Property, Plant and Equipment, Other		804.4		764.0
Property, Plant and Equipment, Construction Work in Progress		369.5		240.7
Accumulated Depreciation		3,527.3		3,170.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,262.2		7,400.1
Asset Retirement Obligations (ARO)
Beginning Balance	[1],[2],[3],[6]	222.7		222.1
Accretion Expense	[1],[2],[3],[6]	11.9		9.8
Liabilities Incurred	[1],[2],[3],[6]	15.4		9.2
Liabilities Settled	[1],[2],[3],[6]	(25.8)		(20.9)
Revisions in Cash Flow Estimates	[1],[2],[3],[6],[7]	56.7		2.5
Ending Balance	[1],[2],[3],[6]	280.9		222.7		222.1
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction		4.9		7.0		7.7
Allowance for Borrowed Funds Used During Construction		4.3		3.0		3.9
Jointly-owned Electric Facilities
Utility Plant in Service		3,692.8		2,965.6
Construction Work in Progress		31.6		16.5
Accumulated Depreciation		1,131.3		952.8
Asset Impairments and Other Related Charges		$ 0.0		$ 11.6		$ 0.0
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	50.00%		50.00%
Utility Plant in Service	[8]	$ 382.9		$ 377.6
Construction Work in Progress	[8]	16.4		6.3
Accumulated Depreciation	[8]	$ 149.4		$ 133.5
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	50.00%		50.00%
Utility Plant in Service	[8]	$ 382.9		$ 377.6
Construction Work in Progress	[8]	16.4		6.3
Accumulated Depreciation	[8]	$ 149.4		$ 133.5
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	85.90%		85.90%
Utility Plant in Service	[8]	$ 632.0		$ 613.8
Construction Work in Progress	[8]	0.0		0.0
Accumulated Depreciation	[8]	$ 632.0		$ 528.3
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	85.90%		85.90%
Utility Plant in Service	[8]	$ 632.0		$ 613.8
Construction Work in Progress	[8]	0.0		0.0
Accumulated Depreciation	[8]	$ 632.0		$ 528.3
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	73.30%		73.30%
Utility Plant in Service	[8]	$ 1,611.1		$ 1,598.0
Construction Work in Progress	[8]	5.1		10.2
Accumulated Depreciation	[8]	$ 314.7		$ 285.6
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[8]	73.30%		73.30%
Utility Plant in Service	[8]	$ 1,611.1		$ 1,598.0
Construction Work in Progress	[8]	5.1		10.2
Accumulated Depreciation	[8]	$ 314.7		$ 285.6
Rockport Generating Plant (Unit No. 2) [Member]
Jointly-owned Electric Facilities
Percent of Ownership		100.00%
NCWF [Member] | Public Service Co Of Oklahoma [Member]
Jointly-owned Electric Facilities
Percent of Ownership		45.50%
NCWF [Member] | Public Service Co Of Oklahoma [Member] | Wind [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[9],[10]	45.50%		45.50%
Utility Plant in Service	[9],[10]	$ 889.3		$ 313.7
Construction Work in Progress	[9],[10]	9.1		0.0
Accumulated Depreciation	[9],[10]	$ 28.1		$ 4.2
NCWF [Member] | Southwestern Electric Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		54.50%
NCWF [Member] | Southwestern Electric Power Co [Member] | Wind [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[9],[10]	54.50%		54.50%
Utility Plant in Service	[9],[10]	$ 1,066.8		$ 376.2
Construction Work in Progress	[9],[10]	10.1		0.0
Accumulated Depreciation	[9],[10]	$ 35.2		$ 5.4
Rockport Generating Plant | Indiana Michigan Power Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		50.00%
Rockport Generating Plant | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	[11],[12],[13]	50.00%		50.00%
Utility Plant in Service	[11],[12],[13]	$ 1,357.4		$ 1,247.2
Construction Work in Progress	[11],[12],[13]	9.2		13.9
Accumulated Depreciation	[11],[12],[13]	$ 905.1		794.5
Rockport Generating Plant | AEP Generating Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership		50.00%
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[14]	$ 23,759.7		22,428.3
Property, Plant and Equipment, Transmission		33,221.7		30,771.1
Property, Plant and Equipment, Distribution		27,138.8		25,457.4
Property, Plant and Equipment, Other		5,528.9		5,403.5
Property, Plant and Equipment, Construction Work in Progress	[14]	4,776.4		3,734.8
Accumulated Depreciation		23,118.0		21,491.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 71,307.5		$ 66,304.0
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Depreciable Life Ranges - Transmission		75 years		75 years		75 years
Depreciable Life Ranges - Distribution		78 years		80 years		78 years
Depreciable Life Ranges - Other		75 years		75 years		75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		20 years		20 years		20 years
Depreciable Life Ranges - Transmission		24 years		15 years		15 years
Depreciable Life Ranges - Distribution		7 years		7 years		7 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		7.60%		7.80%		6.30%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.70%		2.70%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.60%		2.60%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.00%		2.00%		2.00%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.60%		3.60%		3.70%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.80%		2.70%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		14.40%		12.50%		11.30%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		3.00%		2.80%
Regulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission		6,301.5		5,849.9
Property, Plant and Equipment, Distribution		5,312.8		4,917.2
Property, Plant and Equipment, Other		1,020.4		958.7
Property, Plant and Equipment, Construction Work in Progress		805.2		551.3
Accumulated Depreciation		1,759.5		1,642.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 11,680.4		$ 10,634.2
Regulated Operation [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		75 years		75 years		75 years
Depreciable Life Ranges - Distribution		70 years		70 years		70 years
Depreciable Life Ranges - Other		50 years		50 years		50 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		50 years		50 years		50 years
Depreciable Life Ranges - Distribution		7 years		7 years		7 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | AEP Texas Inc. [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.20%		2.20%		2.00%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.90%		2.90%		3.10%
Regulated Operation [Member] | AEP Texas Inc. [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.20%		5.80%		6.10%
Regulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission		12,335.4		11,031.0
Property, Plant and Equipment, Distribution		0.0		0.0
Property, Plant and Equipment, Other		476.6		451.7
Property, Plant and Equipment, Construction Work in Progress		1,554.7		1,402.2
Accumulated Depreciation		1,027.1		784.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 13,339.6		$ 12,100.9
Regulated Operation [Member] | AEP Transmission Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		75 years		75 years		75 years
Depreciable Life Ranges - Other		56 years		56 years		64 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		24 years		24 years		24 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | AEP Transmission Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.60%		2.50%		2.40%
Regulated Operation [Member] | AEP Transmission Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.60%		6.70%		6.30%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 6,776.8		$ 6,683.9
Property, Plant and Equipment, Transmission		4,482.8		4,322.4
Property, Plant and Equipment, Distribution		4,933.0		4,683.3
Property, Plant and Equipment, Other		849.2		668.9
Property, Plant and Equipment, Construction Work in Progress		705.3		469.9
Accumulated Depreciation		5,397.3		5,047.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 12,349.8		$ 11,781.0
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		118 years		118 years		118 years
Depreciable Life Ranges - Transmission		75 years		75 years		75 years
Depreciable Life Ranges - Distribution		57 years		57 years		57 years
Depreciable Life Ranges - Other		55 years		55 years		55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		35 years		35 years		35 years
Depreciable Life Ranges - Transmission		24 years		15 years		15 years
Depreciable Life Ranges - Distribution		12 years		12 years		12 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.60%		3.60%		3.30%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.20%		2.10%		2.20%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.60%		3.50%		3.70%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		7.30%		8.50%		7.80%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 5,534.6		$ 5,531.8
Property, Plant and Equipment, Transmission		1,842.2		1,783.1
Property, Plant and Equipment, Distribution		3,024.7		2,800.1
Property, Plant and Equipment, Other		796.1		755.1
Property, Plant and Equipment, Construction Work in Progress		253.0		302.8
Accumulated Depreciation		4,117.8		3,885.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 7,332.8		$ 7,287.6
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		132 years		132 years		132 years
Depreciable Life Ranges - Transmission		67 years		70 years		70 years
Depreciable Life Ranges - Distribution		71 years		71 years		71 years
Depreciable Life Ranges - Other		45 years		51 years		51 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		20 years		20 years		20 years
Depreciable Life Ranges - Transmission		44 years		45 years		45 years
Depreciable Life Ranges - Distribution		14 years		14 years		14 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		4.90%		4.70%		4.60%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.40%		2.30%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		3.40%		3.40%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		10.10%		9.00%		10.20%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 0.0		$ 0.0
Property, Plant and Equipment, Transmission		3,198.6		2,992.8
Property, Plant and Equipment, Distribution		6,450.3		6,070.6
Property, Plant and Equipment, Other		1,040.6		982.2
Property, Plant and Equipment, Construction Work in Progress		474.3		365.0
Accumulated Depreciation		2,564.3		2,457.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 8,599.5		$ 7,953.2
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		60 years		60 years		60 years
Depreciable Life Ranges - Distribution		70 years		70 years		65 years
Depreciable Life Ranges - Other		50 years		50 years		50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Transmission		39 years		39 years		39 years
Depreciable Life Ranges - Distribution		11 years		11 years		14 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.90%		3.10%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.10%		6.10%		5.00%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation		$ 2,394.8		$ 1,802.4
Property, Plant and Equipment, Transmission		1,164.4		1,107.7
Property, Plant and Equipment, Distribution		3,216.4		3,004.9
Property, Plant and Equipment, Other		466.0		433.5
Property, Plant and Equipment, Construction Work in Progress		219.3		156.0
Accumulated Depreciation		1,839.4		1,707.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 5,621.5		$ 4,797.5
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		75 years		75 years		75 years
Depreciable Life Ranges - Transmission		75 years		75 years		75 years
Depreciable Life Ranges - Distribution		78 years		78 years		78 years
Depreciable Life Ranges - Other		56 years		56 years		64 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		30 years		30 years		35 years
Depreciable Life Ranges - Transmission		42 years		42 years		45 years
Depreciable Life Ranges - Distribution		15 years		15 years		15 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.10%		2.80%		3.10%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.50%		2.40%		2.20%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.90%		2.90%		2.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		6.80%		6.10%		5.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	[14]	$ 5,476.2		$ 4,734.5
Property, Plant and Equipment, Transmission		2,479.8		2,316.9
Property, Plant and Equipment, Distribution		2,659.6		2,514.3
Property, Plant and Equipment, Other		582.6		542.0
Property, Plant and Equipment, Construction Work in Progress	[14]	369.5		240.7
Accumulated Depreciation		3,314.8		3,002.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 8,252.9		$ 7,346.2
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		65 years		65 years		65 years
Depreciable Life Ranges - Transmission		70 years		74 years		73 years
Depreciable Life Ranges - Distribution		75 years		80 years		67 years
Depreciable Life Ranges - Other		57 years		58 years		52 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		30 years		30 years		35 years
Depreciable Life Ranges - Transmission		44 years		49 years		47 years
Depreciable Life Ranges - Distribution		15 years		15 years		15 years
Depreciable Life Ranges - Other		5 years		5 years		5 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.70%		2.70%		2.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.30%		2.40%		2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.90%		2.80%		2.70%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		9.00%		8.60%		8.50%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 2,031.6		$ 2,000.1
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		61 years		59 years		59 years
Depreciable Life Ranges - Transmission		62 years		40 years		40 years
Depreciable Life Ranges - Other		35 years	[15]	35 years	[15]	50 years
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation		3 years		10 years		15 years
Depreciable Life Ranges - Transmission		10 years		30 years		30 years
Depreciable Life Ranges - Other		5 years	[15]	5 years	[15]	5 years
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		8.70%		10.40%		4.00%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		3.80%		3.80%		3.60%
Unregulated Operation [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		2.80%		2.60%		2.50%
Unregulated Operation [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate		25.20%		16.50%		16.10%
Unregulated Operation [Member] | AEP Texas Inc. [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		$ 1.2		$ 1.2
Unregulated Operation [Member] | AEP Transmission Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.3		0.1
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		29.4		23.3
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		78.7		23.3
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9.8		9.8
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5.0		5.3
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9.3		53.9
Glen Lyn Station [Member] | Appalachian Power Co [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates				79.0
Cook Nuclear Plant [Member] | Indiana Michigan Power Co [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates				58.0
Amos Plant | Appalachian Power Co [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates		14.0
Traverse [Member] | Public Service Co Of Oklahoma [Member]
Asset Retirement Obligations (ARO)
Liabilities Incurred		13.0
Traverse [Member] | Southwestern Electric Power Co [Member]
Asset Retirement Obligations (ARO)
Liabilities Incurred		15.0
Pirkey Power Plant | Southwestern Electric Power Co [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates		13.0
Sabine Mining Co [Member] | Southwestern Electric Power Co [Member]
Property, Plant and Equipment (Textuals)
Asset Retirement Obligation, Revision of Estimate, Estimated Reclamation Costs - 1		16.0
Asset Retirement Obligation, Revision of Estimate, Estimated Reclamation Costs - 2		7.0
Pirkey Power Plant | Southwestern Electric Power Co [Member]
Asset Retirement Obligations (ARO)
Revisions in Cash Flow Estimates		14.0
Generation and Marketing [Member]
Jointly-owned Electric Facilities
Asset Impairments and Other Related Charges		$ 0.0		$ 0.0

[1]	Includes ARO related to Sabine and DHLC.
[2]	Includes ARO related to asbestos removal.
[3]	Includes ARO related to ash disposal facilities.
[4]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $2 billion and $1.93 billion as of December 31, 2022 and 2021, respectively.
[5]	Includes ARO related to solar farms.
[6]	Includes ARO related to wind farms.
[7]	Unless discussed above, primarily related to ash ponds, landfills and mine reclamation, generally due to changes in estimated closure area, volumes and/or unit costs.
[8]	Operated by SWEPCo.
[9]	Operated by PSO.
[10]	PSO and SWEPCo own undivided interests of 45.5% and 54.5% of the NCWF, respectively. Sundance was placed into service in April 2021. Maverick was placed into service in September 2021. Traverse was placed into service in March 2022. See the “Acquisitions” section of Note 7 for additional information.
[11]	AEGCo owns 50%.
[12]	Amounts include I&M's 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 was subject to a finance lease with a nonaffiliated company. In December 2022, the lease expired at which point I&M and AEGCo acquired 100% of the interests in Unit 2. See the "Rockport Plant Litigation" section of Note 6 for additional information.
[13]	Operated by I&M.
[14]	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.
[15]	In 2020 management announced plans to retire the Pirkey Plant in 2023 and the related depreciable lives have been adjusted accordingly. See Note 5 - Effects of Regulation for additional information.